Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses and Other Liabilities [Abstract]
Government authorities		$ 6
Derivatives	32	17
Professional services	118	188
Tax accruals	58	56
Other	51	53
Total accrued expenses and other liabilities	$ 259	$ 320